Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Total Restricted cash and investments [Abstract]
Restricted cash	R 489	R 475
Restricted investments	6,044	5,687
Restricted cash and investments	6,533	6,162
Restricted cash and investments	39	41
Restricted cash and investments	R 6,494	R 6,121